CONCENTRATIONS OF RISKS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Concentration Risk [Line Items]
Deposits	$ 1,112,147	$ 554,864	$ 1,112,147
Deposit for insurance	$ 563,788	$ 295,761	$ 563,788
DSwiss Inc [Member]
Concentration Risk [Line Items]
[custom:DividendShareForCommonStock]	23,330
Proportional of ownership interest and voting power held				0.01%
No Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		10.00%	10.00%
Vendor One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | E-commerce [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			100.00%
Vendor One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		47.30%	74.10%
Vendor One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | DSwiss Inc [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		47.30%	74.10%
Vendor Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		45.20%	25.90%
One Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		100.00%
One Sales Distributor [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage		17.90%
No Sales Distributor [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			10.00%